Acquisitions	12 Months Ended
Apr. 30, 2012
Acquisitions [Abstract]
Acquisitions
NOTE 2	ACQUISITIONS

On January 3, 2012, the Company completed the acquisition of a majority of the North American foodservice coffee and hot beverage business of Sara Lee Corporation, including a state-of-the-art liquid coffee manufacturing facility in Suffolk, Virginia, for $420.6 million in an all-cash transaction. Utilizing proceeds from the 3.50 percent Notes issued in October 2011, the Company paid $375.6 million, net of a working capital adjustment, and will pay Sara Lee Corporation an additional $50.0 million in declining installments over the next 10 years. The additional $50.0 million obligation was included in other current liabilities and other noncurrent liabilities in the Consolidated Balance Sheet and recorded at a present value of $45.0 million as of the date of acquisition. In addition, the Company has incurred one-time costs of $14.2 million through April 30, 2012, directly related to the merger and integration of the acquired Sara Lee foodservice business, and the charges were reported in other merger and integration costs in the Statement of Consolidated Income. Total one-time costs related to the acquisition are estimated to be approximately $25.0 million, consisting primarily of transition services provided by Sara Lee Corporation and employee separation and relocation costs, nearly all of which are cash related. The Company expects the remaining costs to be incurred over the next two fiscal years.

The acquisition included the market-leading liquid coffee concentrate business sold under the licensed Douwe Egberts brand, along with a variety of roast and ground coffee, cappuccino, tea, and cocoa products, sold through foodservice channels in North America. Liquid coffee concentrate adds a unique, high-quality, and technology-driven form of coffee to the Company’s existing foodservice product offering.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The Company determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and estimates made by management. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Cash and cash equivalents	$1,221
Other current assets	42,619
Property, plant, and equipment	92,775
Intangible assets	138,900
Goodwill	149,948
Other noncurrent assets	863

Total assets acquired	$426,326

Liabilities assumed:
Current liabilities	$3,599
Noncurrent liabilities	2,097

Total liabilities assumed	$5,696

Net assets acquired	$420,630

Goodwill of $149.9 million was assigned to the International, Foodservice, and Natural Foods segment. Of the total goodwill, $143.3 million is deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92,000
Technology (10-year useful life)	23,800
Trademarks (6-year weighted-average useful life)	23,100

Total intangible assets	$138,900

The results of operations of the Sara Lee foodservice business are reported in the Company’s consolidated financial statements from the date of acquisition and include $124.2 million of total net sales, included in the International, Foodservice, and Natural Foods segment financial results, and did not have a material impact on segment profit for the year ended April 30, 2012.

On May 16, 2011, the Company completed the acquisition of the coffee brands and business operations of Rowland Coffee Roasters, Inc. (“Rowland Coffee”), a privately-held company headquartered in Miami, Florida, for $362.8 million. The acquisition included a manufacturing, distribution, and office facility in Miami. The Company utilized cash on hand and borrowed $180.0 million under its revolving credit facility to fund the transaction. In addition, the Company has incurred one-time costs of $10.7 million through April 30, 2012, directly related to the merger and integration of Rowland Coffee, which includes approximately $4.6 million in noncash expense items that were reported in cost of products sold. The remaining charges were reported in other merger and integration costs in the Statement of Consolidated Income. Total one-time costs related to the acquisition are estimated to be approximately $25.0 million, including approximately $10.0 million of noncash charges, primarily accelerated depreciation, associated with consolidating coffee production currently in Miami into the Company’s existing facilities in New Orleans, Louisiana. The Company expects the remaining costs to be incurred over the next two fiscal years.

The acquisition of Rowland Coffee, a leading producer of espresso coffee in the U.S., strengthens and broadens the Company’s leadership in the U.S. retail coffee category by adding the leading Hispanic brands, Café Bustelo and Café Pilon, to the Company’s portfolio of brands.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The Company determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and estimates made by management. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Current assets	$33,971
Property, plant, and equipment	29,227
Intangible assets	213,500
Goodwill	91,675

Total assets acquired	$368,373

Liabilities assumed:
Current liabilities	$5,527

Total liabilities assumed	$5,527

Net assets acquired	$362,846

Goodwill of $84.8 million and $6.9 million was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively. Of the total goodwill, $88.7 million is deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147,800
Trademark (10-year useful life)	1,600
Intangible assets with indefinite lives:
Trademarks	64,100

Total intangible assets	$213,500

The results of operations of the Rowland Coffee business are included in the Company’s consolidated financial statements from the date of acquisition and include $99.3 million and $16.0 million of total net sales and $13.9 million and $2.5 million of total segment profit included in the U.S. Retail Coffee and International, Foodservice, and Natural Foods segment financial results, respectively, for the year ended April 30, 2012.

If the Sara Lee foodservice business and Rowland Coffee acquisitions had occurred on May 1, 2010, pro forma consolidated net sales would have been approximately $5.7 billion and $5.3 billion for the years ended April 30, 2012 and 2011, respectively, and the contribution of the acquired businesses would not have had a material impact to reported consolidated earnings for the years ended April 30, 2012 and 2011. The pro forma consolidated results do not give effect to the synergies of the acquisitions and are not indicative of the results of operations in future periods.